Asset Purchase Agreement - Schedule of Asset Purchase Agreement (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Oct. 18, 2019	Dec. 31, 2018
Inventory	$ 61,206	$ 16,484
Property and equipment, net	287,620	154,815		86,478
Goodwill	29,689	29,689
TOTAL ASSETS	$ 2,437,709	$ 2,192,477		$ 123,350
Legend Nutrition, Inc [Member] | Asset Purchase Agreement [Member] | Mr. Morales [Member]
Prepaid rent (3 months)			$ 10,000
Inventory			17,811
Property and equipment, net			17,500
Goodwill			29,689
TOTAL ASSETS			$ 75,000